CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Time charter and voyage expenses	$ 4,837	$ 4,023	$ 9,170	$ 7,871
Vessel operating expenses	$ 12,852	$ 12,802	$ 25,549	$ 25,532